Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries net of tax	CAD (46)	CAD (27)
Gains reclassified to profit (loss) net of tax	2	(2)
Remeasurements of retirement benefit plans net of tax	(55)	(7)
Currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries net of tax	(46)	(27)
Available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized gains net of tax	1	(6)
Gains reclassified to profit (loss) net of tax	CAD 1	CAD 4